Taxation - Additional Information (Detail) - USD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Shenzhen Xunlei [Member]
Income Tax [Line Items]
Preferential tax rate (as a percent)			10.00%
Giganology Shenzhen and Xunlei Computer [Member]
Income Tax [Line Items]
Withholding taxes on dividends paid	$ 10
Xunlei Computer
Income Tax [Line Items]
Effective income tax rate			25.00%
Preferential tax rate (as a percent)	15.00%	15.00%
Reduction in preferential tax rate during subsequent three years (as a percent)			50.00%
PRC Enterprise [Member]
Income Tax [Line Items]
Effective income tax rate	25.00%
High And New Technology Enterprises [Member] | Shenzhen Xunlei [Member]
Income Tax [Line Items]
Preferential tax rate (as a percent)	15.00%	15.00%	15.00%
High And New Technology Enterprises [Member] | Onething and Wangwenhua [Member]
Income Tax [Line Items]
Preferential tax rate (as a percent)	15.00%	15.00%	15.00%
National Key Software Enterprise [Member] | Shenzhen Xunlei [Member]
Income Tax [Line Items]
Preferential tax rate (as a percent)			10.00%
State Administration of Taxation, China [Member] | Research And Development Enterprise Activities [Member] | Shenzhen Xunlei [Member]
Income Tax [Line Items]
Portion of research and development expenses incurred that are allowable as tax deductible expenses (as a percent)	175.00%
Domestic Tax Authority [Member]
Income Tax [Line Items]
Withholding tax rate on foreign enterprises	10.00%
Withholding tax accrued or required to be accrued	$ 0	$ 0	$ 0
Domestic Tax Authority [Member] | High And New Technology Enterprises [Member] | PRC Enterprise [Member]
Income Tax [Line Items]
Preferential tax rate (as a percent)	15.00%
Domestic Tax Authority [Member] | Software Enterprise [Member] | PRC Enterprise [Member]
Income Tax [Line Items]
Period of full exemption from income tax	2 years
Period of 50% reduction to income tax rate	3 years
Domestic Tax Authority [Member] | National Key Software Enterprise [Member] | PRC Enterprise [Member]
Income Tax [Line Items]
Preferential tax rate (as a percent)	10.00%
Domestic Tax Authority [Member] | State Administration of Taxation, China [Member] | PRC Enterprise [Member]
Income Tax [Line Items]
Effective income tax rate	25.00%
Foreign Tax Authority [Member] | Cayman Islands Tax Information Authority [Member]
Income Tax [Line Items]
Withholding taxes on dividends paid	$ 0